Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Interest income	$ 469,824	$ 462,912	$ 462,582	$ 465,319	$ 478,995	$ 483,787	$ 487,544	$ 479,937	$ 1,860,637	$ 1,930,263	$ 1,970,226
Interest Expense	39,175	38,060	37,645	41,149	44,940	53,489	58,582	62,728	156,029	219,739	341,056
Net interest income	430,649	424,852	424,937	424,170	434,055	430,298	428,962	417,209	1,704,608	1,710,524	1,629,170
Provision for credit losses	24,331	11,400	24,722	29,592	39,458	37,004	36,520	34,406	90,045	147,388	174,059
Noninterest Income	249,892	253,767	251,919	256,618	299,499	262,916	256,738	287,168	1,012,196	1,106,321	992,317
Noninterest Expense	446,009	423,336	445,865	442,793	470,628	458,303	444,269	462,676	1,758,003	1,835,876	1,728,500
Income before income taxes	210,201	243,883	206,269	208,403	223,468	197,907	204,911	207,295	868,756	833,581	718,928
Provision for income taxes	52,029	65,047	55,269	55,129	58,890	32,840	53,835	56,726	227,474	202,291	172,555
Net income	158,172	178,836	151,000	153,274	164,578	165,067	151,076	150,569	641,282	631,290	546,373
Dividends on preferred shares	7,965	7,967	7,967	7,970	7,973	7,983	7,984	8,049	31,869	31,989	30,813
Net income applicable to common shareholders	$ 150,207	$ 170,869	$ 143,033	$ 145,304	$ 156,605	$ 157,084	$ 143,092	$ 142,520	$ 609,413	$ 599,301	$ 515,560
Earnings Per Share, Basic	$ 0.18	$ 0.21	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.17	$ 0.16	$ 0.73	$ 0.70	$ 0.60
Earnings Per Share, Diluted	$ 0.18	$ 0.20	$ 0.17	$ 0.17	$ 0.18	$ 0.18	$ 0.16	$ 0.16	$ 0.72	$ 0.69	$ 0.59